Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		7/1/2018
	Collection Period Ending Date		7/31/2018
	Collection Period		38
	Payment Date		8/15/2018

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	—	$—	$—	$—
(4)	Class A-4 Notes	0.945441	$70,908,037.65	$7,902,774.13	$63,005,263.52
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$96,408,037.65	$7,902,774.13	$88,505,263.52
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$100,158,037.65	$7,902,774.13	$92,255,263.52
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$—	$—
(15)	Class A-4 Notes		1.64000%	$70,908,037.65	$96,907.65
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$96,408,037.65	$144,720.98
	2. AVAILABLE FUNDS
(20)	Interest Collections		$410,840.56
(21)	Principal Collections		$5,447,974.21
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$2,330,245.37
(24)	Liquidation Proceeds		$37,749.53
(25)	Recoveries		$35,956.46
(26)	Investment Earnings		$—
(27)	Total Collections		$8,262,766.13
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$8,262,766.13
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$83,465.03	$83,465.03	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$—	$—	$—
(34)	Class A-4 Notes Interest		$96,907.65	$96,907.65	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$—	$—	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$4,152,774.13	$4,152,774.13	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$131,805.99	$131,805.99	$—
			$8,262,766.13	$8,262,766.13
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$—
(50)	Fourth Allocation of Principal		$4,152,774.13
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$7,902,774.13
	4. POOL INFORMATION
(53)	Pool Balance		$92,255,264
(54)	Number of Receivables Outstanding		15,369
(55)	Weighted Average Contract Rate		4.87%
(56)	Weighted Average Maturity		22.82
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateralization Amount		$5,625,000.00
(59)	Target Over Collateralization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$86,744.38	30	$2,891.48
(72)	Recoveries for Collection Period		$35,956.46	91	$395.13
(73)	Net Losses/(Recoveries) for Collection Period		$50,787.92
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$4,651,609.56
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.62021%

		7/31/2018	6/30/2018	5/31/2018	4/30/2018
(77)	Pool Balance at end of collection period	$92,255,264	$100,158,038	$108,017,473	$116,833,238
(78)	Number of receivables outstanding	15,369	16,192	16,969	17,782
(79)	Average month end Pool Balance	$96,206,651	$104,087,755	$112,425,355	$121,479,121
(80)	Realized Losses for Collection Period	$86,744	$35,330	$115,223	$86,746
(81)	Recoveries for Collection Period	$35,956	$58,540	$38,922	$35,443
(82)	Net Losses/(Recoveries) for Collection Period	$50,788	$(23,210)	$76,301	$51,302
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	1.082%	0.407%	1.230%	0.857%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.633%	(0.268)%	0.814%	0.507%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.429%

		7/31/2018	6/30/2018	5/31/2018	4/30/2018
(86)	Receivables 31-59 Days Delinquent	$1,138,695.17	$1,235,669.58	$1,346,540.74	$1,224,828.19
(87)	$ As % of Ending Pool Balance	1.234%	1.234%	1.247%	1.048%
(88)	# of Receivables	172	158	171	153
(89)	# As % of Ending Pool # of Receivables	1.119%	0.976%	1.008%	0.860%
(90)	Receivables 60-89 Days Delinquent	$313,852.11	$185,597.66	$245,929.66	$257,760.19
(91)	$ As % of Ending Pool Balance	0.340%	0.185%	0.228%	0.221%
(92)	# of Receivables	46	35	43	41
(93)	# As % of Ending Pool # of Receivables	0.299%	0.216%	0.253%	0.231%
(94)	Receivables 90 - 119 Days Delinquent	$112,115.92	$106,586.46	$102,966.96	$164,838.61
(95)	$ As % of Ending Pool Balance	0.122%	0.106%	0.095%	0.141%
(96)	# of Receivables	20	24	17	24
(97)	# As % of Ending Pool # of Receivables	0.130%	0.148%	0.100%	0.135%
(98)	Receivables 120+ Days Delinquent	$64,799.45	$81,409.24	$26,786.65	$49,218.07
(99)	$ As % of Ending Pool Balance	0.070%	0.081%	0.025%	0.042%
(100)	# of Receivables	9	11	6	8
(101)	# As % of Ending Pool # of Receivables	0.059%	0.068%	0.035%	0.045%
(102)	Total Delinquencies	$1,629,462.65	$1,609,262.94	$1,722,224.01	$1,696,645.06
(103)	$ As % of Ending Pool Balance	1.766%	1.607%	1.594%	1.452%
(104)	# of Receivables	247	228	237	226
(105)	# As % of Ending Pool # of Receivables	1.607%	1.408%	1.397%	1.271%
(106)	Total Repossession	$163,495.06	$114,288.77	$77,577.01	$118,029.18
(107)	# of Receivables	13	15	9	16

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
August 10, 2018